Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Average annual interest rate for short-term deposits	5.96%	5.81%
Patents, useful life	10 years
Lease borrowing rate	6.00%